Assets Held for Sale and Dispositions - Schedule Of Assets And Liabilities Held For Sale (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Accumulated amortization of intangible assets	$ 0	$ 21,408